SCHEDULE OF FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Warrant Outstanding
Initial Measurements	14,552
Decrease in Fair Value	(4,531)
Translation differences	88
Warrants and Rights Outstanding	10,109
Backstop Warrants [Member]
Warrant Outstanding
Initial Measurements	12,854
Decrease in Fair Value	(3,919)
Translation differences	77
Warrants and Rights Outstanding	9,012
Private Warrants [Member]
Warrant Outstanding
Initial Measurements	1,698
Decrease in Fair Value	(612)
Translation differences	11
Warrants and Rights Outstanding	$ 1,097